UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

                    UTENDAHL INSTITUTIONAL MONEY MARKET FUND
                                (IN LIQUIDATION)

                 (FORMERLY UCM INSTITUTIONAL MONEY MARKET FUND)

SEMI-ANNUAL REPORT                                              JANUARY 31, 2009



                                                INVESTMENT ADVISER:
                                                UTENDAHL CAPITAL MANAGEMENT L.P.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

                               TABLE OF CONTENTS

Schedule of Investments ...................................................    1
Statement of Assets and Liabilities .......................................    4
Statement of Operations ...................................................    5
Statement of Changes in Net Assets ........................................    6
Financial Highlights ......................................................    7
Notes to Financial Statements .............................................    8
Disclosure of Fund Expenses ...............................................   15
Notice to Shareholders ....................................................   17

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-UCM-6018; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)
                                                          JANUARY 31, 2009
                                                          (UNAUDITED)

SECTOR WEIGHTINGS +:

                                   (BAR GRAPH)

Repurchase Agreements     85.0%
Corporate Bonds           10.8%
Asset-Backed Securities    1.8%
Commercial Paper           1.3%
Certificate of Deposit     1.1%

+  PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
CORPORATE BONDS -- 10.8%

                                                                  Face
                                                                  Amount            Value
                                                             ---------------   ---------------
BANKS -- 0.3%
   Bank of America
      5.875%, 02/15/09 ...................................   $     1,462,000   $     1,463,554
                                                                               ---------------
CONSUMER DISCRETIONARY -- 5.3%
   Procter & Gamble International Funding SCA
      2.309%, 02/19/09 (B) ...............................         2,907,000         2,907,043
      2.459%, 02/19/09 (B) ...............................         3,661,000         3,666,303
      1.423%, 04/06/09 (B)(C) ............................        18,165,000        18,167,816
                                                                               ---------------
                                                                                    24,741,162
                                                                               ---------------
FINANCE -- 5.0%
   American Honda Finance MTN
      2.295%, 02/12/09 (B)(C) ............................         3,937,000         3,936,129
      1.364%, 05/05/09 (B)(C) ............................         2,609,000         2,609,000
      4.500%, 05/26/09 (C) ...............................         6,753,000         6,786,768
   General Electric Capital MTN
      4.125%, 09/01/09 ...................................         3,982,000         4,004,836
   Wells Fargo
      3.125%, 04/01/09 ...................................         6,443,000         6,443,499
                                                                               ---------------
                                                                                    23,780,232
                                                                               ---------------
HEALTH CARE -- 0.2%
   Abbott Laboratories
      3.500%, 02/17/09 ...................................         1,035,000         1,035,381
                                                                               ---------------
   TOTAL CORPORATE BONDS
      (Cost $51,020,329) .................................                          51,020,329
                                                                               ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)
                                                          JANUARY 31, 2009
                                                          (UNAUDITED)

ASSET-BACKED SECURITIES -- 1.8%

                                                                  Face
                                                                  Amount            Value
                                                             ---------------   ---------------
   Bank of America Auto Trust, Cl A1
      2.954%, 09/21/09 (C) ...............................   $     2,928,502   $     2,928,502
   Hyundai Auto Receivables Trust, Cl A1
      2.849%, 07/15/09 ...................................         2,286,243         2,286,243
   Nissan Auto Receivables Owner Trust, Cl A1
      2.786%, 06/15/09 ...................................         1,306,322         1,306,322
   World Omni Auto Receivables Trust, Cl A1
      2.998%, 08/17/09 ...................................         1,949,511         1,949,511
                                                                               ---------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $8,470,578) ..................................                           8,470,578
                                                                               ---------------
COMMERCIAL PAPER (A) -- 1.3%
FINANCE -- 1.3%
   General Electric Capital
      2.996%, 03/09/09
      (Cost $6,232,684) ..................................         6,251,000         6,232,684
                                                                               ---------------
CERTIFICATE OF DEPOSIT -- 1.1%
   PNC Bank
      1.404%, 02/23/09
      (Cost $5,132,000) ..................................         5,132,000         5,132,000
                                                                               ---------------
REPURCHASE AGREEMENTS -- 85.0%
   Bank of America
      0.200%, dated 01/30/09, to be repurchased on
      02/02/09, repurchase price $57,208,831
      (collateralized by a U.S. Agency Mortgage-Backed
      Security, par value $206,775,729, 6.000%,
      03/01/34; with total market value $58,352,036) .....        57,207,878        57,207,878
   Barclays
      0.220%, dated 01/30/09, to be repurchased on
      02/02/09, repurchase price $115,002,108
      (collateralized by U.S. Agency Mortgage-Backed
      Security, par value $113,846,800, 2.375%,
      01/15/27; with total market value $117,300,001) ....       115,000,000       115,000,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)
                                                          JANUARY 31, 2009
                                                          (UNAUDITED)

REPURCHASE AGREEMENTS -- CONTINUED

                                                                  Face
                                                                  Amount            Value
                                                             ---------------   ---------------
Goldman Sachs
   0.270%, dated 01/30/09, to be repurchased on
   02/02/09, repurchase price $115,002,588
   (collateralized by various commercial paper issues,
   ranging in par value $160,000-10,000,000, 0%,
   02/02/09-10/20/09; with total market value
   $118,450,000) .........................................   $   115,000,000   $   115,000,000
JPMorgan Chase & Co.
   0.250%, dated 01/30/09, to be repurchased on
   02/02/09, repurchase price $115,002,396
   (collateralized by various U.S. Agency
   Mortgage Backed Securities, ranging in par
   value $11,575-6,266,594, 4.000%-8.000%,
   10/01/09-01/01/39; with total market value
   $117,303,395) .........................................       115,000,000       115,000,000
                                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $402,207,878) ...................................                         402,207,878
                                                                               ---------------
TOTAL INVESTMENTS -- 100.0%*
   (Cost $473,063,469) ...................................                     $   473,063,469
                                                                               ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $473,255,539.

  *  THE FUND IS CURRENTLY IN THE PROCESS OF LIQUIDATING.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2009.

(C) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $34,428,215 AND REPRESENTED 7.3% OF NET ASSETS.

CL   CLASS

MTN  MEDIUM TERM NOTE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)
                                                          JANUARY 31, 2009
                                                          (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments, at Value (Cost $70,855,591) .....................   $ 70,855,591
   Repurchase Agreements, at Value (Cost $402,207,878) ..........    402,207,878
   Interest Receivable ..........................................        357,659
   Prepaid Expenses .............................................         36,061
                                                                    ------------
   TOTAL ASSETS .................................................    473,457,189
                                                                    ------------
LIABILITIES:
   Payable for Income Distribution ..............................         38,687
   Payable due to Administrator .................................         30,457
   Payable due to Investment Adviser ............................         11,321
   Chief Compliance Officer Fees Payable ........................          2,827
   Payable due to Trustees ......................................            942
   Other Accrued Expenses .......................................        117,416
                                                                    ------------
   TOTAL LIABILITIES ............................................        201,650
                                                                    ------------
NET ASSETS ......................................................   $473,255,539
                                                                    ============
NET ASSETS CONSIST OF:
   Paid-in Capital ..............................................   $473,254,899
   Distributions in Excess of Net Investment Income .............             (7)
   Accumulated Net Realized Gain on Investments .................            647
                                                                    ------------
NET ASSETS ......................................................   $473,255,539
                                                                    ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ....................    473,254,899
                                                                    ------------
NET ASSET VALUE, Offering and Redemption Price Per Share ........   $       1.00
                                                                    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)
                                                          FOR THE SIX-MONTH
                                                          PERIOD ENDED
                                                          JANUARY 31, 2009
                                                          (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
Interest ........................................................   $  6,969,521
                                                                    ------------
   TOTAL INVESTMENT INCOME ......................................      6,969,521
                                                                    ------------
EXPENSES:
Investment Advisory Fees ........................................        853,541
Administration Fees .............................................        222,073
Chief Compliance Officer Fees ...................................          4,921
Trustees' Fees ..................................................          3,098
Legal Fees(1) ...................................................        283,594
Federal Insurance Fees(2) .......................................        161,561
Interest Expense(3) .............................................         56,516
Custodian Fees ..................................................         34,447
Transfer Agent Fees .............................................         30,352
Registration Fees ...............................................         18,692
Audit Fees ......................................................         10,442
Printing Fees ...................................................          8,458
Insurance and Other Expenses ....................................         29,425
                                                                    ------------
   TOTAL EXPENSES ...............................................      1,717,120

Less: Waiver of Investment Advisory Fees ........................       (677,614)
      Fees Paid Indirectly (See Note 4) .........................           (149)
                                                                    ------------
   NET EXPENSES .................................................      1,039,357
                                                                    ------------
NET INVESTMENT INCOME ...........................................      5,930,164
                                                                    ------------
NET REALIZED GAIN ON INVESTMENTS ................................          6,427
                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $  5,936,591
                                                                    ============

(1) LEGAL FEES OF $259,590 ACCRUED DURING THE PERIOD WERE CONSIDERED EXTRAORDINARY FEES AND WERE ACCRUED OUTSIDE OF THE ADVISER'S EXPENSE LIMITATION AGREEMENT. (SEE NOTE 5.)

(2) FEDERAL INSURANCE FEES OF $161,561 ACCRUED DURING THE PERIOD WERE CONSIDERED EXTRAORDINARY FEES AND WERE ACCRUED OUTSIDE OF THE ADVISER'S EXPENSE LIMITATION AGREEMENT. (SEE NOTE 5.)

(3) INTEREST EXPENSE OF $56,516 ACCRUED DURING THE PERIOD WAS ACCRUED OUTSIDE OF THE ADVISER'S EXPENSE LIMITATION AGREEMENT. (SEE NOTE 5.)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS
                                                            ENDED              YEAR
                                                         JANUARY 31,          ENDED
                                                             2009            JULY 31,
                                                         (UNAUDITED)          2008
                                                       ---------------   ---------------
OPERATIONS:
   Net Investment Income ...........................   $     5,930,164   $    36,730,034
   Net Realized Gain on Investments ................             6,427             2,739
                                                       ---------------   ---------------
      NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS ...........................         5,936,591        36,732,773
                                                       ---------------   ---------------
DIVIDENDS FROM:
   Net Investment Income ...........................        (5,930,296)      (36,738,198)
                                                       ---------------   ---------------
      TOTAL DIVIDENDS ..............................        (5,930,296)      (36,738,198)
                                                       ---------------   ---------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Issued ..........................................       522,156,735     3,541,359,662
   Reinvestment of Distributions ...................         2,172,335        13,185,403
   Redeemed ........................................    (1,218,321,041)   (3,007,545,190)
                                                       ---------------   ---------------
      NET INCREASE (DECREASE) IN NET ASSETS FROM
         CAPITAL SHARE TRANSACTIONS ................      (693,991,971)      546,999,875
                                                       ---------------   ---------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ......      (693,985,676)      546,994,450
                                                       ---------------   ---------------
NET ASSETS:
   Beginning of Period .............................     1,167,241,215       620,246,765
                                                       ---------------   ---------------
   End of Period (including distributions in excess/
      accumulated net investment income of
      $(7) and $125, respectively) .................   $   473,255,539   $ 1,167,241,215
                                                       ===============   ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                 SIX MONTHS
                                                   ENDED         YEAR        YEAR      PERIOD
                                                JANUARY 31,     ENDED        ENDED      ENDED
                                                    2009       JULY 31,    JULY 31,   JULY 31,
                                                (UNAUDITED)      2008        2007       2006*
                                                -----------   ----------   --------   --------
Net Asset Value, Beginning of Period ........   $   1.00      $     1.00   $   1.00   $   1.00
                                                --------      ----------   --------   --------
Income from Operations:
   Net Investment Income ....................       0.01            0.04       0.05       0.04
                                                --------      ----------   --------   --------
Total from Operations .......................       0.01            0.04       0.05       0.04
                                                --------      ----------   --------   --------
Dividends from:
   Net Investment Income ....................      (0.01)          (0.04)     (0.05)     (0.04)
                                                --------      ----------   --------   --------
Total Dividends .............................      (0.01)          (0.04)     (0.05)     (0.04)
                                                --------      ----------   --------   --------
Net Asset Value, End of Period ..............   $   1.00      $     1.00   $   1.00   $   1.00
                                                ========      ==========   ========   ========
TOTAL RETURN+ ...............................       0.72            4.11%      5.30%      3.78%
                                                ========      ==========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......   $473,256      $1,167,241   $620,247   $377,976
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements,
   excluding fees paid indirectly) ..........       0.30%**(1)      0.15%      0.18%      0.18%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly) ................       0.50%**         0.33%      0.36%      0.44%**
Ratio of Net Investment Income to
   Average Net Assets .......................       1.73%**         3.91%      5.17%      4.53%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD.

     THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  *  COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.

 **  ANNUALIZED.

(1) EXPENSE RATIO INCLUDES LEGAL FEES AND FEDERAL INSURANCE FEES THAT WERE CONSIDERED EXTRAORDINARY FEES ACCRUED OUTSIDE OF THE ADVISER'S EXPENSE LIMITATION AGREEMENT. HAD THESE FEES BEEN INCLUDED IN THE ADVISER'S EXPENSE LIMITATION AGREEMENT, THE RATIO WOULD HAVE BEEN 0.16%.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)
                                                          JANUARY 31, 2009
                                                          (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the Utendahl Institutional Money Market Fund (the "Fund"). The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund primarily invests in a broad range of short-term, high quality U.S. dollar denominated money market instruments. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

     In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on August 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at January 31, 2009:

INVESTMENTS IN SECURITIES      LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                            ------------   -----------  ---------  ------------
Utendahl Institutional
   Money Market             $402,207,878   $70,855,591     $--     $473,063,469

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

     FEDERAL INCOME TAXES -- It was the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On January 31, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The adoption of FIN 48 did not result in the recording of any tax expense in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

     apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board of Trustees.

4. ADMINISTRATION, TRANSFER AGENT, AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator were parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of:

     0.10% of the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets; 0.06% on the next $250 million of the Fund's average daily net assets; and 0.04% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000 and $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2009, the Fund earned cash management credits of $149 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Utendahl Capital Management L.P. (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) of the Fund to 0.17% of the Fund's average daily net assets. Prior to September 1, 2008, the Adviser had voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Fund to 0.15% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time so long as seven business days notice is given.

6. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

The tax character of dividends declared during the year ended July 31, 2008 and 2007 were as follows:

                   ORDINARY
                    INCOME              TOTAL
                  -----------       -----------
        2008      $36,738,198       $36,738,198
        2007      $30,435,035       $30,435,035

As of July 31, 2008, the components of Accumulated Losses on a tax basis consist of undistributed ordinary income of $125 and post-October losses of $(5,780).

Post-October losses represent losses realized on investment transactions from November 1, 2007 through July 31, 2008, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

7. LINE OF CREDIT:

The Fund entered into an agreement which enables it to participate in a $40 million uncommitted, senior secured line of credit with U.S. Bank, N.A. Any advances procured under the line of credit will be used as a temporary liquidity source to meet the redemption needs of the Fund. Interest is charged to the Fund based on its borrowings at the current reference rate. The Fund did not utilize the line of credit during the six months ended January 31, 2009.

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

9. SUBSEQUENT EVENTS:

On February 12, 2009, the Board of Trustees of The Advisors' Inner Circle Fund II approved the liquidation of the Fund.

The Fund did not accept investments from existing or prospective shareholders subsequent to February 12, 2009. The Fund ceased operations and liquidated on March 20, 2009. Prior to the Fund's date of liquidation (the "Liquidation Date"), Fund shareholders could redeem (sell) their shares in the manner described in the prospectuses under the heading "How to Sell Your Fund Shares."

In anticipation of the Fund's liquidation, the Adviser continued to manage the Fund in a manner intended to raise cash in order to facilitate the orderly liquidation of the Fund. As a result, during this time, all or a portion of the Fund may not have been invested in a manner consistent with its stated investment strategies, which may have prevented the Fund from achieving its investment objective during this time.

The liquidation distribution to shareholders was treated as a payment in exchange for their shares. Shareholders should consult their personal tax adviser concerning their particular tax situation.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                           BEGINNING     ENDING                 EXPENSES
                                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                             VALUE       VALUE       EXPENSE     DURING
                                            08/01/08   01/31/09      RATIOS      PERIOD*
                                           ---------   ---------   ----------   --------
UTENDAHL INSTITUTIONAL MONEY MARKET FUND

ACTUAL FUND RETURN                         $1,000.00   $1,007.20      0.30%       $1.52

HYPOTHETICAL 5% RETURN                      1,000.00    1,023.69      0.30         1.53

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                          MONEY MARKET FUND
                                                          (IN LIQUIDATION)

NOTICE TO SHAREHOLDERS (UNAUDITED)

For the fiscal period ended March 20, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                                                       QUALIFYING FOR
                                                                         CORPORATE
                          LONG-TERM      ORDINARY                        DIVIDENDS
                        CAPITAL GAIN      INCOME           TOTAL          RECEIVED
                       DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)
                       -------------   -------------   -------------   --------------
UCM Institutional
   Money Market Fund        0.00%         100.00%         100.00%          0.00%

                                                                     SHORT-TERM
                       QUALIFYING       U.S.          INTEREST        CAPITAL
                        DIVIDEND     GOVERNMENT       RELATED          GAIN
                       INCOME (2)   INTEREST (3)   DIVIDENDS (4)   DIVIDENDS (5)
                       ----------   ------------   -------------   -------------
UCM Institutional
   Money Market Fund      0.00%         0.00%          99.53%         100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND II-UCM INSTITUTIONAL MONEY MARKET FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT OR NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT ARE EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT ARE EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

                    UTENDAHL INSTITUTIONAL MONEY MARKET FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-UCM-6018

                                    ADVISER:
                        Utendahl Capital Management L.P.
                           30 Broad Street, 21st Floor
                               New York, NY 10004
                                  866-590-8702

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

UCM-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)                      /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009

By (Signature and Title)                      /s/ Michael Lawson
                                              ------------------------------
                                              Michael Lawson
                                              Treasurer, Controller and CFO

Date April 1, 2009